Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Asbestos liability	$ 405.2	$ 471.8
Other provisions and accruals	46.3	52.5
Net operating loss carryforwards	17.0	12.8
Foreign tax credit carryforwards	107.0	135.4
Total deferred tax assets	575.5	672.5
Valuation allowance	(113.0)	(142.4)
Total deferred tax assets, net of valuation allowance	462.5	530.1
Deferred tax liabilities:
Depreciable and amortizable assets	(112.3)	(111.2)
Other	(3.7)	(6.9)
Total deferred tax liabilities	(116.0)	(118.1)
Net deferred tax assets	$ 346.5	$ 412.0